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BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7%
	ADVERTISING & MARKETING - 2.8%
2,981	Omnicom Group, Inc.	$ 243,041

	AUTOMOTIVE - 0.9%
6,571	Ford Motor Company	78,589

	BANKING - 1.8%
3,009	Regions Financial Corporation	79,347
1,644	US Bancorp	79,455
		158,802
	BIOTECH & PHARMA - 3.1%
695	Gilead Sciences, Inc.	77,145
941	Merck & Company, Inc.	78,978
276	United Therapeutics Corporation(a)	115,702
		271,825
	CABLE & SATELLITE - 4.5%
12,712	Comcast Corporation, Class A	399,411

	CHEMICALS - 2.2%
2,195	CF Industries Holdings, Inc.	196,891

	CONTAINERS & PACKAGING - 0.9%
361	Packaging Corporation of America	78,673

	ELECTRIC UTILITIES - 6.3%
1,511	Ameren Corporation	157,718
356	Constellation Energy Corporation	117,149
7,847	PG&E Corporation	118,333
1,953	Xcel Energy, Inc.	157,509
		550,709
	FOOD - 5.6%
2,623	Hershey Company (The)	490,632

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8%
485	Elevance Health, Inc.	$ 156,713

	HOME CONSTRUCTION - 1.3%
895	PulteGroup, Inc.	118,256

	INDUSTRIAL SUPPORT SERVICES - 0.9%
195	Watsco, Inc.	78,839

	INFRASTRUCTURE REIT - 1.3%
610	SBA Communications Corporation	117,944

	INSURANCE - 3.6%
735	Allstate Corporation (The)	157,768
442	Aon plc, Class A	157,608
		315,376
	INTERNET MEDIA & SERVICES - 8.4%
1,521	Alphabet, Inc., Class A	369,754
502	Meta Platforms, Inc., Class A	368,659
		738,413
	MACHINERY - 2.7%
683	Snap-on, Inc.	236,680

	MEDICAL EQUIPMENT & DEVICES - 3.1%
1,172	Abbott Laboratories	156,978
397	Waters Corporation(a)	119,025
		276,003
	OIL & GAS PRODUCERS - 6.7%
1,528	Chevron Corporation	237,283
1,255	ConocoPhillips	118,710
2,107	Exxon Mobil Corporation	237,565
		593,558
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
3,464	SLB Ltd.	119,058

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	RESIDENTIAL REIT - 1.4%
4,040	Invitation Homes, Inc.	$ 118,493

	RETAIL - CONSUMER STAPLES - 7.0%
1,263	BJ's Wholesale Club Holdings, Inc.(a)	117,775
7,286	Kroger Company (The)	491,149
		608,924
	RETAIL - DISCRETIONARY - 5.8%
27	AutoZone, Inc.(a)	115,836
1,049	Best Buy Company, Inc.	79,325
1,136	Genuine Parts Company	157,451
388	Home Depot, Inc. (The)	157,214
		509,826
	RETAIL REIT - 0.9%
421	Simon Property Group, Inc.	79,009

	SEMICONDUCTORS - 1.3%
634	NVIDIA Corporation	118,292

	SOFTWARE - 1.8%
304	Microsoft Corporation	157,457

	SPECIALTY REIT - 0.9%
647	Lamar Advertising Company, Class A	79,206

	STEEL - 1.4%
423	Reliance, Inc.	118,791

	TECHNOLOGY HARDWARE - 2.3%
819	Arista Networks, Inc.(a)	119,337
1,151	Cisco Systems, Inc.	78,751
		198,088
	TECHNOLOGY SERVICES - 2.7%
636	Accenture plc, Class A	156,837

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.7% (Continued)
	TECHNOLOGY SERVICES - 2.7% (Continued)
277	International Business Machines Corporation	$ 78,158
		234,995
	TELECOMMUNICATIONS - 1.8%
3,593	Verizon Communications, Inc.	157,912

	TOBACCO & CANNABIS - 1.3%
1,786	Altria Group, Inc.	117,983

	TRANSPORTATION & LOGISTICS - 1.8%
1,292	Expeditors International of Washington, Inc.	158,386

	TOTAL COMMON STOCKS (Cost $7,577,614)	7,876,775

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
6,129	JPMorgan Equity Premium Income ETF	349,966
6,086	JPMorgan Nasdaq Equity Premium Income ETF	350,067
		700,033

	TOTAL EXCHANGE-TRADED FUNDS (Cost $691,359)	700,033

	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
273,801	Fidelity Investments Money Market Government Portfolio, Class I, 4.04%(b) (Cost $273,801)	273,801

	TOTAL INVESTMENTS - 100.8% (Cost $8,542,774)	$ 8,850,609
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(68,155)
	NET ASSETS - 100.0%	$ 8,782,454

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
plc	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.